Average Annual Total Returns{- Floating Rate High Income Portfolio} - 02.28 VIP Floating Rate High Income Portfolio Investor PRO-09 - Floating Rate High Income Portfolio	VIP Floating Rate High Income Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Floating Rate High Income Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Floating Rate High Income Portfolio-Investor VIP Return Before Taxes Since Inception		SP026 Past 1 year	SP026 Past 5 years	SP026 Since Inception
Total	5.08%	4.00%	3.62%	[1]	5.42%	4.47%	4.29%	[1]

[1]	(a)From April 9, 2014